Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Warrants
Schedule of Warrants Outstanding

The Company has the following warrants outstanding for the periods presented:

	As of
	March 31, 2025	December 31, 2024
Liability Classified Warrants
Business Combination Warrants	585,275	585,275
PIPE Warrants	95,744	95,744
Subtotal	681,019	681,019
Equity Classified Warrants
Public Warrants	11,500,000	11,500,000
Private Placement Warrants	2,199,939	2,199,939
Helena Termination Warrants	50,000	50,000
Subtotal	13,749,939	13,749,939
Grand Total	14,430,958	14,430,958

The Company has the following warrants outstanding for the periods presented:

	As of December 31,
	2024	2023
Liability Classified Warrants
Business Combination Warrants	585,275	585,275
PIPE Warrants	95,744	95,744
Subtotal	681,019	681,019
Equity Classified Warrants
Public Warrants	11,500,000	11,500,000
Private Placement Warrants	2,199,939	-
Helena Termination Warrants	50,000	-
Subtotal	13,749,939	11,500,000
Grand Total	14,430,958	12,181,019